                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2005

Date of reporting period: October 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LIMITED DURATION FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six months ended October 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED OCTOBER 31, 2004

   MORGAN STANLEY           LEHMAN BROTHERS             LIPPER SHORT
 LIMITED DURATION                  1-5 YEAR         INVESTMENT GRADE
             FUND      U.S. CREDIT INDEX(1)      BOND FUNDS INDEX(2)
            0.85%                     2.38%                    1.35%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The six-month period under review began on a positive note following stronger than expected payroll gains reported in April. While that month was otherwise uneventful in the bond market, the Federal Open Market Committee (the "Fed") publicly laid the groundwork at its meeting for future interest-rate increases on May 4, 2004.

The Fed went on to raise rates at its June as well as subsequent meetings, bringing the overnight federal funds rate to 1.75 percent by the end of the period. Despite these changes, however, continued softness in the economy pushed yields on intermediate and longer-maturity securities lower in the third and into the fourth quarter of 2004. The market's concerns were fueled by continued weakness in employment growth, steady rises in oil prices and uncertainty over the outcome of the U.S. presidential election.

Against this mixed backdrop, performance varied over the major segments of the fixed income market. U.S. Treasury securities lagged other parts of the market thanks to their high sensitivity to fluctuating interest rates and their relatively low yields. Mortgage-backed securities (MBS) lagged as interest rates declined during the period. Corporate bonds turned in the best performance of any major market sector, led by lower-quality securities. Paper, energy and industrials were the best-performing industries within the corporate bond market, reflecting investors' general interest in economically sensitive industries.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration Fund underperformed both the Lehman Brothers 1-5 Year U.S. Credit Index and the Lipper Short Investment Grade Bond Funds Index for the six months ended October 31, 2004. While rates were volatile during the period, they largely ended the six-month period lower than where they began. As a result, two of the Fund's key strategies that tend to outperform in rising-rate environments exerted a drag on its performance.

The first of these strategies was to keep the Fund's duration*, or interest-rate sensitivity, below that of its benchmark. This approach was based on the fact that interest rates at the start of the period were at historic lows and thus had more likelihood of rising than falling. While yields did move higher at points during the period, the net decline over the course of the period caused the strategy to detract from performance. Performance was also hampered by the Fund's emphasis on higher-coupon MBS, which tend to underperform in periods when overall yields decline.

Several of the Fund's other strategies were more beneficial to its returns. The Fund's below-benchmark position in agency securities helped limit the adverse effects of the ongoing fallout from the accounting scandal at the Federal National Mortgage Association (FNMA). The Fund also gained from its emphasis on outperforming industries within the corporate sector; its holdings of industrial and energy bonds were particularly helpful.

* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

Corporate Bonds                             41.9%
Mortgage-Backed Securities                  19.5
Asset-Backed Securities                     18.5
U.S. Government Agencies -- Bonds           11.8
Short-Term Investments                       3.8
U.S. Treasury Notes                          1.7
U.S. Govt. Agencies -- CMOs                  1.4
Foreign Government Bonds                     1.4

LONG-TERM CREDIT ANALYSIS

Aaa/AAA                                     56.6%
Aa/AA                                       10.0
A/A                                         18.4
Baa/BBB                                     14.9
Ba/BB                                        0.1

DATA AS OF OCTOBER 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN SECURITIES ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES (INCLUDING ZERO COUPON SECURITIES), INVESTMENT GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, AND INVESTMENT GRADE CORPORATE AND OTHER TYPES OF BONDS. IN SELECTING PORTFOLIO INVESTMENTS TO PURCHASE OR SELL, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS, THE STEEPNESS OF THE YIELD CURVE AND OTHER FACTORS, AND SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION FOR THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY

ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED OCTOBER 31, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2004

                                                          (SINCE 01/10/94)
SYMBOL                                                              MSLDX
1 YEAR                                                               1.55%(3)
5 YEARS                                                              4.48(3)
10 YEARS                                                             5.23(3)
SINCE INCEPTION                                                      4.81(3)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE LEHMAN BROTHERS U.S. CREDIT INDEX (1-5 YEAR) INCLUDES U.S. CORPORATE AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES WITH MATURITIES OF ONE TO FIVE YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THERE IS NO SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/04 - 10/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                      BEGINNING          ENDING           EXPENSES PAID
                                                    ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                    -------------     -------------      ---------------
                                                                                           05/01/04 -
                                                      05/01/04          10/31/04            10/31/04
                                                    -------------     -------------      ---------------
Actual (0.85% return)                                 $ 1,000.00        $ 1,008.50           $ 3.85
Hypothetical (5% annual return before expenses)       $ 1,000.00        $ 1,021.37           $ 3.87

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.76% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS (43.5%)
             AEROSPACE & DEFENSE (0.7%)
$      435   Lockheed Martin Corp.                               8.20%           12/01/09         $      519,022
       615   Mcdonnell Douglas Corp.                             6.875           11/01/06                659,981
       465   Northrop Grumman Corp.                              4.079           11/16/06                473,470
       965   Raytheon Co.                                        4.85            01/15/11              1,000,962
       180   Raytheon Co.                                        6.75            08/15/07                196,736
       385   Raytheon Co.                                        8.30            03/01/10                462,288
                                                                                                  --------------
                                                                                                       3,312,459
                                                                                                  --------------
             AIR FREIGHT/COURIERS (0.2%)
       770   FedEx Corp.                                         2.65            04/01/07                760,957
                                                                                                  --------------
             AIRLINES (0.1%)
       615   Southwest Airlines Co. (Series 01-1)                5.496           11/01/06                641,053
                                                                                                  --------------
             AUTO PARTS: O.E.M. (0.2%)
       745   Johnson Controls, Inc.                              5.00            11/15/06                774,709
                                                                                                  --------------
             BEVERAGES: ALCOHOLIC (0.2%)
       880   Miller Brewing Co. - 144A*                          4.25            08/15/08                898,621
                                                                                                  --------------
             BROADCASTING (0.3%)
     1,275   Clear Channel Communications, Inc.                  7.65            09/15/10              1,460,180
                                                                                                  --------------
             BUILDING PRODUCTS (0.2%)
       275   Masco Corp.                                         4.625           08/15/07                283,265
       795   Masco Corp.                                         6.75            03/15/06                838,820
                                                                                                  --------------
                                                                                                       1,122,085
                                                                                                  --------------
             CABLE/SATELLITE TV (0.6%)
     1,120   Comcast Cable Communications, Inc.                  6.875           06/15/09              1,254,198
       705   Comcast Corp.                                       5.85            01/15/10                759,090
       350   Cox Communications Inc.                             7.75            08/15/06                377,515
       300   TCI Communications, Inc.                            8.00            08/01/05                311,538
                                                                                                  --------------
                                                                                                       2,702,341
                                                                                                  --------------
             CHEMICALS: MAJOR DIVERSIFIED (0.1%)
       390   ICI Wilmington Inc.                                 4.375           12/01/08                394,490
                                                                                                  --------------
             CONTAINERS/PACKAGING (0.1%)
       205   Sealed Air Corp. - 144A*                            6.95            05/15/09                227,913
                                                                                                  --------------
             DEPARTMENT STORES (0.9%)
       160   Federated Department Stores, Inc.                   6.30            04/01/09                174,571
     1,740   Federated Department Stores, Inc.                   6.625           09/01/08              1,918,602
       430   May Department Stores Co., Inc.                     6.875           11/01/05                447,056

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
$    1,600   May Department Stores Co., Inc. - 144A*             3.95%           07/15/07         $    1,617,542
                                                                                                  --------------
                                                                                                       4,157,771
                                                                                                  --------------
             DISCOUNT STORES (0.7%)
     2,605   Target Corp.                                        5.95            05/15/06              2,738,509
       310   Target Corp.                                        7.50            02/15/05                314,345
                                                                                                  --------------
                                                                                                       3,052,854
                                                                                                  --------------
             DRUGSTORE CHAINS (0.4%)
       135   CVS Corp.                                           3.875           11/01/07                137,361
     1,455   CVS Corp.                                           5.625           03/15/06              1,509,827
                                                                                                  --------------
                                                                                                       1,647,188
                                                                                                  --------------
             ELECTRIC UTILITIES (2.8%)
       815   Appalachian Power Co. (Series G)                    3.60            05/15/08                812,984
     1,400   Columbus Southern Power Co.                         4.40            12/01/10              1,404,031
     2,985   Consolidated Natural Gas Co. (Series B)             5.375           11/01/06              3,120,131
       475   Duke Energy Corp.                                   3.75            03/05/08                479,068
       735   Duke Energy Corp.                                   4.50            04/01/10                753,022
       485   Entergy Gulf States, Inc.                           3.60            06/01/08                481,487
       690   Exelon Corp.                                        6.75            05/01/11                778,494
     1,530   Pacific Gas & Electric Co.                          3.60            03/01/09              1,520,551
       235   Panhandle Eastern Pipe Line Co. (Series B)          2.75            03/15/07                231,056
     2,725   Public Service Electric & Gas Co.                   1.695           06/23/06              2,724,229
       360   Wisconsin Electric Power Co.                        4.50            05/15/13                360,146
                                                                                                  --------------
                                                                                                      12,665,199
                                                                                                  --------------
             ELECTRICAL PRODUCTS (0.2%)
       680   Cooper Industries Inc.                              5.25            07/01/07                714,394
                                                                                                  --------------
             ENVIRONMENTAL SERVICES (0.1%)
       510   WMX Technologies, Inc.                              7.00            10/15/06                547,546
                                                                                                  --------------
             FINANCE/RENTAL/LEASING (2.6%)
     1,350   American Honda Finance Corp. - 144A*                3.85            11/06/08              1,363,460
     1,300   CIT Group Inc.                                      1.92            11/04/05              1,302,786
       545   CIT Group Inc.                                      2.875           09/29/06                543,039
     1,035   CIT Group Inc.                                      6.50            02/07/06              1,082,176
     1,325   CIT Group Inc.                                      7.375           04/02/07              1,452,037
     1,640   Countrywide Home Loans, Inc. (Series MTN)           3.25            05/21/08              1,612,120
     1,845   Ford Motor Credit Co.                               6.875           02/01/06              1,918,774
       500   International Lease Finance Corp.                   3.75            08/01/07                503,802
       305   MBNA America Bank NA                                7.75            09/15/05                317,027

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
$    1,535   MBNA Corp.                                          6.125%          03/01/13         $    1,663,831
                                                                                                  --------------
                                                                                                      11,759,052
                                                                                                  --------------
             FINANCIAL CONGLOMERATES (6.2%)
       440   Bank One Corp. (Series MTNA)                        6.00            02/17/09                476,546
     1,300   Bank One NA Illinois                                1.80            05/05/06              1,302,344
     1,390   Bank One NA Illinois                                5.50            03/26/07              1,467,380
       145   Chase Manhattan Corp.                               7.00            11/15/09                164,471
       410   Chase Manhattan Corp.                               6.00            02/15/09                443,771
       750   Citicorp                                            6.375           11/15/08                825,950
       585   Citicorp                                            6.75            08/15/05                604,270
     2,505   Citigroup Global Markets                            1.98            12/12/06              2,505,579
       835   Citigroup Inc.                                      5.50            08/09/06                873,260
     1,205   Citigroup Inc.                                      5.75            05/10/06              1,259,244
     2,215   General Electric Capital Corp.                      4.25            12/01/10              2,239,053
     2,550   General Electric Capital Corp.                      5.375           03/15/07              2,684,148
     2,225   General Motors Acceptance Corp.                     4.50            07/15/06              2,258,913
     2,870   General Motors Acceptance Corp.                     6.125           08/28/07              2,995,511
     1,150   Ing Security Life Institutional - 144A*             2.70            02/15/07              1,135,554
       420   Household Finance Corp.                             4.125           12/15/08                426,764
       435   Household Finance Corp.                             5.875           02/01/09                470,871
     1,360   Household Finance Corp.                             6.40            06/17/08              1,490,578
       820   JP Morgan Chase & Co.                               5.25            05/30/07                860,515
     1,475   Pricoa Global Funding I - 144A*                     3.90            12/15/08              1,468,768
     1,470   Prudential Funding LLC
              (Series MTN) - 144A*                               6.60            05/15/08              1,621,501
       860   Prudential Insurance Co. - 144A*                    6.375           07/23/06                914,536
                                                                                                  --------------
                                                                                                      28,489,527
                                                                                                  --------------
             FOOD RETAIL (1.3%)
       900   Albertson's, Inc.                                   7.50            02/15/11              1,051,708
     2,510   Kroger Co.                                          7.625           09/15/06              2,711,997
     2,318   Safeway Inc.                                        6.15            03/01/06              2,415,085
                                                                                                  --------------
                                                                                                       6,178,790
                                                                                                  --------------
             FOOD: MAJOR DIVERSIFIED (0.9%)
       325   General Mills Inc.                                  3.875           11/30/07                329,790
       730   Kraft Foods Inc.                                    4.00            10/01/08                738,811
     1,790   Kraft Foods Inc.                                    5.25            06/01/07              1,876,110
     1,275   Conagra Foods, Inc.                                 6.00            09/15/06              1,343,197
                                                                                                  --------------
                                                                                                       4,287,908
                                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             FOREST PRODUCTS (0.8%)
$      460   Weyerhaeuser Co.                                    6.125%          03/15/07         $      490,771
     2,620   Weyerhaeuser Co.                                    6.75            03/15/12              2,969,594
                                                                                                  --------------
                                                                                                       3,460,365
                                                                                                  --------------
             GAS DISTRIBUTORS (0.0%)
       176   Ras Laffan Liquid Natural Gas Co.
              Ltd. - 144A* (Qatar)                               7.628           09/15/06                185,900
                                                                                                  --------------
             HOME BUILDING (0.1%)
       240   Centex Corp.                                        9.75            06/15/05                249,136
                                                                                                  --------------
             HOME FURNISHINGS (0.1%)
       630   Mohawk Industries, Inc. (Class C)                   6.50            04/15/07                674,042
                                                                                                  --------------
             HOME IMPROVEMENT CHAINS (0.1%)
       565   Lowe's Companies, Inc.                              7.50            12/15/05                595,716
                                                                                                  --------------
             HOTELS/RESORTS/CRUISELINES (0.6%)
       795   Hyatt Equities LLC - 144A*                          6.875           06/15/07                849,315
     1,385   Marriott International, Inc. (Series D)             8.125           04/01/05              1,415,046
       130   Marriott International, Inc. (Series E)             7.00            01/15/08                142,188
       295   Starwood Hotels & Resorts Worldwide, Inc.           7.375           05/01/07                318,969
                                                                                                  --------------
                                                                                                       2,725,518
                                                                                                  --------------
             INDUSTRIAL CONGLOMERATES (0.6%)
     1,990   Honeywell International, Inc.                       5.125           11/01/06              2,072,985
       715   Honeywell International, Inc.                       6.875           10/03/05                741,491
                                                                                                  --------------
                                                                                                       2,814,476
                                                                                                  --------------
             INSURANCE BROKERS/SERVICES (0.5%)
     2,235   Marsh & McLennan Companies Inc.                     5.375           03/15/07              2,286,403
                                                                                                  --------------
             INTEGRATED OIL (0.7%)
     1,210   Amerada Hess Corp.                                  6.65            08/15/11              1,353,951
     1,728   Conoco Funding Co. (Canada)                         5.45            10/15/06              1,810,595
                                                                                                  --------------
                                                                                                       3,164,546
                                                                                                  --------------
             INVESTMENT BANKS/BROKERS (1.3%)
     2,370   Goldman Sachs Group Inc.                            4.125           01/15/08              2,426,205
     3,222   Lehman Brothers Holdings, Inc.                      8.25            06/15/07              3,630,775
                                                                                                  --------------
                                                                                                       6,056,980
                                                                                                  --------------
             INVESTMENT MANAGERS (1.4%)
     5,030   TIAA Global Markets - 144A*                         3.875           01/22/08              5,105,450
     1,045   TIAA Global Markets - 144A*                         5.00            03/01/07              1,087,487
                                                                                                  --------------
                                                                                                       6,192,937
                                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             LIFE/HEALTH INSURANCE (2.2%)
$    3,895   Genworth Financial, Inc.                            2.03%           06/15/07         $    3,881,652
     2,025   John Hancock Financial Services, Inc.               5.625           12/01/08              2,167,890
       635   John Hancock Global Funding II - 144A*              5.625           06/27/06                662,466
       460   John Hancock Global Funding II - 144A*              7.90            07/02/10                546,451
       495   Monumental Global Funding II - 144A*                3.85            03/03/08                505,733
     2,125   Monumental Global Funding II - 144A*                6.05            01/19/06              2,213,831
                                                                                                  --------------
                                                                                                       9,978,023
                                                                                                  --------------
             MAJOR BANKS (4.3%)
     1,815   ABN Amro Bank (Netherlands)                         1.25            05/11/07              1,819,381
     2,640   Bank of America Corp.                               3.375           02/17/09              2,614,542
       485   Bank of America Corp.                               3.875           01/15/08                493,420
       765   Bank of America Corp.                               4.75            10/15/06                792,244
        80   Bank of America Corp.                               5.25            02/01/07                 83,878
       400   Bank of New York Co., Inc. (The)                    5.20            07/01/07                420,899
     3,405   Branch Banking & Trust Corp.                        1.732           06/04/07              3,408,126
     1,050   FleetBoston Financial Corp.                         7.25            09/15/05              1,091,505
       820   Huntington National Bank                            2.75            10/16/06                817,048
     1,260   Key Bank NA                                         7.125           08/15/06              1,351,305
     2,000   Suntrust Bank Atlanta                               7.25            09/15/06              2,157,036
       520   Wachovia Corp.                                      3.625           02/17/09                519,365
     1,240   Wachovia Corp.                                      4.95            11/01/06              1,289,472
     1,500   Wachovia Corp.                                      6.875           09/15/05              1,553,790
     1,165   Wells Fargo Co.                                     1.427           03/03/06              1,166,890
                                                                                                  --------------
                                                                                                      19,578,901
                                                                                                  --------------
             MAJOR TELECOMMUNICATIONS (1.7%)
     1,360   Deutsche Telekom International
              Finance Corp. (Netherlands)                        8.50            06/15/10              1,640,353
     1,925   GTE Corp.                                           6.36            04/15/06              2,021,706
       535   Telecom Italia Capital (Italy)                      4.00            11/15/08                539,060
     1,040   Verizon Global Funding Corp.                        6.125           06/15/07              1,115,868
     2,000   Verizon Global Funding Corp.                        7.25            12/01/10              2,335,802
                                                                                                  --------------
                                                                                                       7,652,789
                                                                                                  --------------
             MANAGED HEALTH CARE (1.6%)
       870   Aetna, Inc.                                         7.375           03/01/06                917,407
     1,140   Aetna, Inc.                                         7.875           03/01/11              1,323,456
       515   Anthem Insurance Companies, Inc. - 144A*            9.125           04/01/10                630,533
     1,245   Anthem, Inc.                                        4.875           08/01/05              1,259,716
       680   UnitedHealth Group Inc.                             4.125           08/15/09                685,551

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
$    1,590   UnitedHealth Group Inc.                             7.50%           11/15/05         $    1,659,791
       965   Wellpoint Health Network, Inc.                      6.375           06/15/06              1,013,279
                                                                                                  --------------
                                                                                                       7,489,733
                                                                                                  --------------
             MEDIA CONGLOMERATES (0.9%)
       945   News America Inc.                                   4.75            03/15/10                973,537
       620   News America Inc.                                   6.625           01/09/08                679,010
     1,990   Time Warner, Inc.                                   6.125           04/15/06              2,081,056
       480   Time Warner, Inc.                                   6.15            05/01/07                513,748
                                                                                                  --------------
                                                                                                       4,247,351
                                                                                                  --------------
             MOTOR VEHICLES (0.4%)
       750   DaimlerChrysler North American
              Holdings Co.                                       4.05            06/04/08                755,683
     1,215   DaimlerChrysler North American
              Holdings Co.                                       6.40            05/15/06              1,277,922
                                                                                                  --------------
                                                                                                       2,033,605
                                                                                                  --------------
             MULTI-LINE INSURANCE (1.2%)
     1,780   American General Finance Corp.
              (Series MTNF)                                      5.875           07/14/06              1,866,820
       825   American General Finance Corp.
              (Series MTNH)                                      4.625           09/01/10                837,126
       250   Equitable Life Assurance Society - 144A*            6.95            12/01/05                260,781
       480   Hartford Financial Services Group, Inc.             2.375           06/01/06                472,833
     1,420   Hartford Financial Services Group, Inc.             7.75            06/15/05              1,460,027
       345   Hartford Financial Services Group, Inc.             7.90            06/15/10                404,970
                                                                                                  --------------
                                                                                                       5,302,557
                                                                                                  --------------
             OIL & GAS PRODUCTION (0.5%)
       500   Kerr-McGee Corp.                                    5.875           09/15/06                523,946
       985   Kerr-McGee Corp.                                    6.875           09/15/11              1,120,376
       735   Nexen Inc. (Canada)                                 5.05            11/20/13                739,011
                                                                                                  --------------
                                                                                                       2,383,333
                                                                                                  --------------
             OIL REFINING/MARKETING (0.5%)
       660   Ashland Inc. (Series MTNJ)                          7.83            08/15/05                685,627
     1,355   Marathon Oil Corp.                                  5.375           06/01/07              1,426,002
                                                                                                  --------------
                                                                                                       2,111,629
                                                                                                  --------------
             OTHER CONSUMER SERVICES (0.2%)
       950   Cendant Corp.                                       6.25            01/15/08              1,025,953
                                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             OTHER METALS/MINERALS (0.3%)
$      995   Inco Ltd. (Canada)                                  7.75%           05/15/12         $    1,185,233
                                                                                                  --------------
             PROPERTY - CASUALTY INSURERS (0.6%)
     1,365   Allstate Finance Global Funding II - 144A*          2.625           10/22/06              1,352,790
     1,545   Mantis Reef Ltd. - 144A* (Australia)                4.692           11/14/08              1,554,951
                                                                                                  --------------
                                                                                                       2,907,741
                                                                                                  --------------
             PULP & PAPER (0.5%)
       820   International Paper Co.                             3.80            04/01/08                822,139
       805   MeadWestvaco Corp.                                  2.75            12/01/05                805,916
       685   Sappi Papier Holdings AG - 144A*
              (Austria)                                          6.75            06/15/12                759,928
                                                                                                  --------------
                                                                                                       2,387,983
                                                                                                  --------------
             RAILROADS (0.7%)
       300   CSX Corp.                                           2.75            02/15/06                299,235
       180   CSX Corp.                                           9.00            08/15/06                198,019
       315   Norfolk Southern Corp.                              7.35            05/15/07                344,503
       400   Union Pacific Corp.                                 3.625           06/01/10                388,768
     1,710   Union Pacific Corp. (Series MTNE)                   6.79            11/09/07              1,863,279
                                                                                                  --------------
                                                                                                       3,093,804
                                                                                                  --------------
             REAL ESTATE DEVELOPMENT (0.8%)
     2,705   World Financial Properties - 144A*                  6.91            09/01/13              3,028,833
       435   World Financial Properties - 144A*                  6.95            09/01/13                487,969
                                                                                                  --------------
                                                                                                       3,516,802
                                                                                                  --------------
             REAL ESTATE INVESTMENT TRUSTS (0.8%)
     2,495   EOP Operating LP                                    6.763           06/15/07              2,693,996
       415   EOP Operating LP                                    8.375           03/15/06                444,553
       465   Rouse Co. (The)                                     3.625           03/15/09                434,194
                                                                                                  --------------
                                                                                                       3,572,743
                                                                                                  --------------
             REGIONAL BANKS (0.4%)
     1,190   US Bancorp                                          5.10            07/15/07              1,247,018
       740   US Bank NA                                          2.85            11/15/06                739,914
                                                                                                  --------------
                                                                                                       1,986,932
                                                                                                  --------------
             SAVINGS BANKS (0.5%)
       215   Household Finance Corp.                             6.375           10/15/11                240,138
       395   Household Finance Corp.                             6.75            05/15/11                447,400
       355   Washington Mutual Inc.                              7.50            08/15/06                382,738
     1,215   Washington Mutual Inc.                              8.25            04/01/10              1,444,314
                                                                                                  --------------
                                                                                                       2,514,590
                                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             TOBACCO (0.2%)
$      600   Altria Group Inc.                                   5.625%          11/04/08         $      614,122
       450   Altria Group Inc.                                   7.65            07/01/08                490,139
                                                                                                  --------------
                                                                                                       1,104,261
                                                                                                  --------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.2%)
     1,100   John Deere Capital Corp.                            3.375           10/01/07              1,102,025
                                                                                                  --------------
             TOTAL CORPORATE BONDS
              (COST $197,803,977)                                                                    199,377,044
                                                                                                  --------------
             U.S. GOVERNMENT AGENCIES -- MORTGAGE-BACKED SECURITIES (20.2%)
       255   Federal Home Loan Mortgage Corp.
              PC Gold                                            6.50       03/01/29 - 09/01/29          268,243
     2,600   Federal Home Loan Mortgage Corp.
              PC Gold                                            6.50               ***                2,732,438
     2,686   Federal Home Loan Mortgage Corp.                    7.50       01/01/23 - 07/01/32        2,884,710
     5,167   Federal Home Loan Mortgage Corp.
              PC Gold                                            7.50       01/01/30 - 12/31/32        5,547,852
     1,536   Federal Home Loan Mortgage Corp. ARM                3.63            07/01/34              1,539,546
     2,495   Federal Home Loan Mortgage Corp. ARM                4.182           08/01/34              2,510,858
    17,883   Federal National Mortgage Assoc.                    6.50       02/01/28 - 01/01/33       18,843,664
     9,280   Federal National Mortgage Assoc.                    6.50               ***                9,758,500
    19,044   Federal National Mortgage Assoc.                    7.00       07/01/25 - 12/01/33       20,240,020
     1,350   Federal National Mortgage Assoc.                    7.00               ***                1,433,531
     3,612   Federal National Mortgage Assoc.                    7.50       09/01/29 - 09/01/32        3,873,704
    11,550   Federal National Mortgage Assoc.                    7.50               ***               12,369,328
       923   Federal National Mortgage Assoc. ARM                3.797           06/01/34                924,282
     1,710   Federal National Mortgage Assoc. ARM                3.725           07/01/34              1,712,029
     2,397   Federal National Mortgage Assoc. ARM                4.111           09/01/34              2,424,353
     2,188   Government National Mortgage Assoc.                 3.375      06/20/22 - 05/20/23        2,209,444
     2,000   Government National Mortgage Assoc.                 3.50            08/20/29              2,012,751
       869   Government National Mortgage Assoc.                 4.00            09/20/29                878,642
       521   Government National Mortgage Assoc.                 4.625      10/20/24 - 12/20/24          530,356
                                                                                                  --------------
             TOTAL U.S. GOVERNMENT AGENCIES -- MORTGAGED-BACKED SECURITIES
              (COST $92,126,200)                                                                      92,694,251
                                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES (19.3%)
             FINANCE/RENTAL/LEASING
$    2,100   American Express Credit Account Master
              Trust 2001-2A                                      5.53%           10/15/08         $    2,181,766
     2,600   American Express Credit Account Master
              Trust 2003-4 A                                     1.69            01/15/09              2,557,355
     2,000   Americredit Automoblie Receivables
              Trust 2004-BM A3                                   2.07            08/06/08              1,976,587
     1,150   BMW Vehicle Owner Trust 2002-2A4                    4.46            05/25/07              1,161,519
     1,500   Capital Auto Receivables Asset
              Trust 2002-3A                                      3.58            10/16/06              1,512,594
     1,200   Capital Auto Receivables Asset
              Trust 2002-2A                                      4.50            10/15/07              1,212,540
     2,700   Chase Credit Card Master
              Trust 2001-4 A                                     5.50            11/17/08              2,820,051
     1,400   Chase Manhattan Auto Owner
              Trust 2002B                                        4.21            01/15/09              1,418,923
     1,055   Chase Manhattan Auto Owner
              Trust 2002A                                        4.24            09/15/08              1,066,118
     4,000   Chase Manhattan Auto Owner
              Trust 2003-C A4                                    2.94            06/15/10              3,989,888
     3,600   Chase Manhattan Auto Owners
              Trust 2004-A A4                                    2.83            09/15/10              3,565,732
     2,200   Citibank Credit Card Issuance
              Trust 2000-A1 A1                                   6.90            10/15/07              2,291,337
     2,275   Citibank Credit Card Issuance Trust 2002A           4.40            05/15/07              2,300,959
     1,700   Citibank Credit Card Issuance
              Trust 2003-A2                                      2.70            01/15/08              1,701,971
       260   Connecticut RRB Special Purpose
              Trust CL&P-1                                       5.36            03/30/07                262,228
     1,200   Daimler Chrysler Auto Trust 2002-A A4               4.49            10/06/08              1,215,793
     2,650   Daimler Chrysler Auto Trust 2002-C A4               3.09            01/08/08              2,664,843
     2,600   Daimler Chrysler Auto Trust 2003-B A4               2.86            03/09/09              2,593,331
     3,700   Daimler Chrysler Auto Trust 2004-A A4               2.58            04/08/09              3,659,254
     2,500   Fleet Credit Card Master Trust II 2002-C            2.75            04/15/08              2,506,297
       158   Ford Credit Auto Owner Trust 2002-B A3A             4.14            12/15/05                158,071
       375   Ford Credit Auto Owner Trust 2002-B A4              4.75            08/15/06                380,386
     2,250   Ford Credit Auto Owner Trust 2002-C A4              3.79            09/15/06              2,268,548
     2,000   Ford Credit Auto Owner Trust 2002-D                 3.13            11/15/06              2,010,252
     1,400   Harley-Davidson Motorcycle Trust 2002-2             3.09            06/15/10              1,407,220

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
$    1,639   Harley-Davidson Motorcycle
              Trust 2002-1 A2                                    4.50%           01/15/10         $    1,671,107
     1,500   Harley-Davidson Motorcycle Trust 2003-1             2.63            11/15/10              1,500,586
     3,300   Harley-Davidson Motorcycle
              Trust 2003-3 A2                                    2.76            05/15/11              3,294,840
         8   Honda Auto Receivables Owner
              Trust 2002-1                                       3.50            10/17/05                  7,880
     1,500   Honda Auto Receivables Owner
              Trust 2002-4A                                      2.70            03/17/08              1,500,527
     2,000   Honda Auto Receivables Owner
              Trust 2003-1                                       2.48            07/18/08              1,994,761
     3,800   Honda Auto Receivables Owner
              Trust 2003-3 A4                                    2.77            11/21/08              3,793,496
        88   Household Automotive Trust 2001-3 A3                3.68            04/17/06                 88,435
     1,100   Hyundai Auto Receivables Trust 2003-A A3            2.33            11/15/07              1,095,539
     1,000   MBNA Credit Card Master Trust 1997-JA               3.90            11/15/07              1,009,735
     3,500   MBNA Credit Card Master
              Trust 2004-A4 A4                                   2.70            09/15/09              3,471,977
        54   National City Auto Trust 2002-A                     4.04            07/15/06                 54,365
       233   Nissan Auto Receivables Owner
              Trust 2001-C A4                                    4.80            02/15/07                233,956
       900   Nissan Auto Receivables Owner
              Trust 2002B                                        4.60            09/17/07                910,410
     3,500   Nissan Auto Receivables Owner
              Trust 2003-A A4                                    2.61            07/15/08              3,489,392
     2,900   Nissan Auto Receivables Owner
              Trust 2004-A A4                                    2.76            07/15/09              2,868,637
       650   Nordstrom Private Label Credit Card Master
              Trust 2001-1A A - 144A*                            4.82            04/15/10                672,998
     3,700   USAA Auto Owner Trust 2004-1 A4                     2.67            10/15/10              3,663,123
     1,152   Volkswagen Auto Lease Trust 2002-A                  2.36            12/20/05              1,153,442
     4,000   Whole Auto Loan Trust 2003-1 A4                     2.58            03/15/10              3,969,668
     3,000   William Street Funding Corp.
              2003-1 A - 144A*                                   1.95            04/23/06              3,005,850
                                                                                                  --------------
             ASSET-BACKED SECURITIES
              (COST $88,969,999)                                                                      88,334,287
                                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCIES -- BONDS (12.3%)
$   26,160   Federal Home Loan Mortgage Corp.                    2.75%           08/15/06         $   26,181,845
    30,000   Federal Home Loan Mortgage Corp.                    2.875           05/15/07             29,977,980
                                                                                                  --------------
             TOTAL U.S. GOVERNMENT AGENCIES -- BONDS
              (COST $55,864,406)                                                                      56,159,825
                                                                                                  --------------
     8,000   U.S. TREASURY NOTE (1.7%)
              (COST $8,023,711)                                  7.875           11/15/07              8,020,320
                                                                                                  --------------
             U.S. GOVERNMENT AGENCIES -- COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%)
     2,476   Federal Home Loan Mortgage Corp.                    5.50            02/15/12              2,506,688
     4,140   Federal National Mortgage Assoc.                    5.50            07/25/16              4,154,126
                                                                                                  --------------
             TOTAL U.S. GOVERNMENT AGENCIES -- COLLATERALIZED MORTGAGE OBLIGATIONS
              (COST $7,026,996)                                                                        6,660,814
                                                                                                  --------------
             FOREIGN GOVERNMENT OBLIGATIONS (1.4%)
       935   Quebec Province (Canada)                            5.50            04/11/06                972,684
     1,285   Quebec Province (Canada)                            6.125           01/22/11              1,434,323
     2,640   United Mexican States (Mexico)                      8.375           01/14/11              3,121,800
       945   United Mexican States (Mexico)                      8.625           03/12/08              1,085,333
                                                                                                  --------------
             TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (COST $6,501,173)                                                                        6,614,140
                                                                                                  --------------
             SHORT-TERM INVESTMENTS (4.0%)
             U.S. GOVERNMENT OBLIGATIONS (a) (0.2%)
       200   U.S. Treasury Bill**                                1.645           01/13/05                199,359
       700   U.S. Treasury Bill**                                1.895           03/24/05                694,797
                                                                                                  --------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
              (COST $893,972)                                                                            894,156
                                                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                       COUPON           MATURITY
THOUSANDS                                                        RATE              DATE               VALUE
-----------------------------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENT (3.8%)
$   17,188   Joint repurchase agreement account
              (dated 10/29/04; proceeds $17,190,635) (b)
              (COST $17,188,000)                                 1.84%           11/01/04         $   17,188,000
                                                                                                  --------------
             TOTAL SHORT-TERM INVESTMENTS
              (COST $18,081,972)                                                                      18,082,156
                                                                                                  --------------
             TOTAL INVESTMENTS
              (COST $474,398,434) (c)(d)                                          103.9%             475,942,837
             LIABILITIES IN EXCESS OF OTHER ASSETS                                 (3.9)             (17,841,255)
                                                                                  -----           --------------
             NET ASSETS                                                           100.0%          $  458,101,582
                                                                                  =====           ==============

----------
   PC   PARTICIPATION CERTIFICATE.
   ARM  ADJUSTABLE RATE MORTGAGE.
   *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** A PORTION OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $631,250.
   *** SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $130,276,162, IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,462,019 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $917,616, RESULTING IN NET UNREALIZED APPRECIATION OF $1,544,403.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2004:

                                                                                      UNREALIZED
NUMBER OF                             DESCRIPTION, DELIVERY      UNDERLYING FACE     APPRECIATION/
CONTRACTS    LONG/SHORT                  MONTH AND YEAR          AMOUNT AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------------------------------
    11          Long        U.S. Treasury Notes 2 Year,          $   2,329,422       $      5,600
                            December 2004
    73          Short       U.S. Treasury Notes 5 Year,             (8,068,781)            (2,038)
                            March 2005
   627          Short       U.S. Treasury Notes 5 Year,            (69,832,125)          (958,890)
                            December 2004
    28          Short       U.S. Treasury Notes 10 Year,            (3,162,688)            (1,983)
                            March 2005
   200          Short       U.S. Treasury Notes 10 Year,           (22,712,500)          (424,587)
                            December 2004
                                                                                     ------------
                            Net unrealized depreciation                              $ (1,381,898)
                                                                                     ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND

SUMMARY OF INVESTMENTS - OCTOBER 31, 2004 (UNAUDITED)

                                                                    PERCENT OF
INDUSTRY                                       VALUE                NET ASSETS
-------------------------------------------------------------------------------
U.S. Government & Agencies                 $  164,429,366              35.9%
Finance/Rental/Leasing                        100,093,339              21.9
Financial Conglomerates                        28,489,527               6.2
Major Banks                                    19,578,901               4.3
Repurchase Agreement                           17,188,000               3.8
Electric Utilities                             12,665,199               2.8
Life/Health Insurance                           9,978,023               2.2
Major Telecommunications                        7,652,789               1.7
Managed Health Care                             7,489,733               1.6
Foreign Government Obligations                  6,614,140               1.4
Investment Managers                             6,192,937               1.4
Food Retail                                     6,178,790               1.3
Investment Banks/Brokers                        6,056,980               1.3
Multi-Line Insurance                            5,302,557               1.2
Food: Major Diversified                         4,287,908               0.9
Media Conglomerates                             4,247,351               0.9
Department Stores                               4,157,771               0.9
Real Estate Investment Trusts                   3,572,743               0.8
Real Estate Development                         3,516,802               0.8
Forest Products                                 3,460,365               0.8
Aerospace & Defense                             3,312,459               0.7
Integrated Oil                                  3,164,546               0.7
Railroads                                       3,093,804               0.7
Discount Stores                                 3,052,854               0.7
Property - Casualty Insurers                    2,907,741               0.6
Industrial Conglomerates                        2,814,476               0.6
Hotels/Resorts/Cruiselines                      2,725,518               0.6
Cable/Satellite TV                              2,702,341               0.6
Savings Banks                                   2,514,590               0.5
Pulp & Paper                                    2,387,983               0.5
Oil & Gas Production                            2,383,333               0.5
Insurance Brokers/Services                      2,286,403               0.5
Oil Refining/Marketing                          2,111,629               0.5
Motor Vehicles                                  2,033,605               0.4
Regional Banks                                  1,986,932               0.4
Drugstore Chains                                1,647,188               0.4
Broadcasting                                    1,460,180               0.3
Other Metals/Minerals                           1,185,233               0.3
Building Products                          $    1,122,085               0.2%
Tobacco                                         1,104,261               0.2
Trucks/Construction/Farm Machinery              1,102,025               0.2
Other Consumer Services                         1,025,953               0.2
Beverages: Alcoholic                              898,621               0.2
Auto Parts: O.E.M                                 774,709               0.2
Air Freight/Couriers                              760,957               0.2
Electrical Products                               714,394               0.2
Home Furnishings                                  674,042               0.1
Airlines                                          641,053               0.1
Home Improvement Chains                           595,716               0.1
Environmental Services                            547,546               0.1
Chemicals: Major Diversified                      394,490               0.1
Home Building                                     249,136               0.1
Containers/Packaging                              227,913               0.1
Gas Distributors                                  185,900               0.0
                                           --------------    --------------
                                           $  475,942,837*            103.9%
                                           ==============    ==============

----------
* DOES NOT INCLUDE OPEN LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $2,329,422 AND UNREALIZED APPRECIATION OF $5,600 AND OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $103,776,094 AND UNREALIZED DEPRECIATION OF $1,387,498.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $474,398,434)                         $  475,942,837
Receivable for:
  Interest                                                                           4,334,178
  Shares of beneficial interest sold                                                 4,252,199
  Investments sold                                                                   1,454,623
  Principal paydowns                                                                    31,625
Prepaid expenses and other assets                                                       32,941
                                                                                --------------
    TOTAL ASSETS                                                                   486,048,403
                                                                                --------------
LIABILITIES:
Payable for:
  Investments purchased                                                             26,288,255
  Shares of beneficial interest redeemed                                             1,029,077
  Variation margin                                                                     238,948
  Investment management fee                                                            232,792
  Dividends to shareholders                                                             93,996
Accrued expenses and other payables                                                     63,753
                                                                                --------------
    TOTAL LIABILITIES                                                               27,946,821
                                                                                --------------
    NET ASSETS                                                                  $  458,101,582
                                                                                ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                 $  479,496,415
Net unrealized appreciation                                                            162,504
Dividends in excess of net investment income                                        (7,435,169)
Accumulated net realized loss                                                      (14,122,168)
                                                                                --------------
    NET ASSETS                                                                  $  458,101,582
                                                                                ==============
NET ASSET VALUE PER SHARE,
49,215,826 shares outstanding (unlimited shares authorized of $.01 par value)   $         9.31
                                                                                ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INTEREST INCOME                                                                 $    7,561,124
                                                                                --------------
EXPENSES
Investment management fee                                                            1,386,509
Transfer agent fees and expenses                                                       205,004
Registration fees                                                                       43,601
Shareholder reports and notices                                                         33,464
Custodian fees                                                                          32,914
Professional fees                                                                       31,265
Trustees' fees and expenses                                                              2,960
Other                                                                                   18,490
                                                                                --------------
    TOTAL EXPENSES                                                                   1,754,207
Less: expense offset                                                                   (28,977)
                                                                                --------------
    NET EXPENSES                                                                     1,725,230
                                                                                --------------
    NET INVESTMENT INCOME                                                            5,835,894
                                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED LOSS ON:
Investments                                                                            (53,409)
Futures contracts                                                                     (318,523)
                                                                                --------------
    NET REALIZED LOSS                                                                 (371,932)
                                                                                --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                          1,611,145
Futures contracts                                                                   (3,336,608)
                                                                                --------------
    NET DEPRECIATION                                                                (1,725,463)
                                                                                --------------
    NET LOSS                                                                        (2,097,395)
                                                                                --------------
NET INCREASE                                                                    $    3,738,499
                                                                                ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX        FOR THE YEAR
                                                                               MONTHS ENDED            ENDED
                                                                             OCTOBER 31, 2004     APRIL 30, 2004
                                                                             ----------------    ----------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                        $      5,835,894    $      9,161,533
Net realized loss                                                                    (371,932)           (590,555)
Net change in unrealized depreciation                                              (1,725,463)         (3,241,210)
                                                                             ----------------    ----------------

    NET INCREASE                                                                    3,738,499           5,329,768

Dividends to shareholders from net investment income                               (8,734,233)        (19,730,822)

Net increase (decrease) from transactions in shares of beneficial interest        (25,311,330)         73,400,520
                                                                             ----------------    ----------------
    NET INCREASE (DECREASE)                                                       (30,307,064)         58,999,466

NET ASSETS:
Beginning of period                                                               488,408,646         429,409,180
                                                                             ----------------    ----------------
END OF PERIOD
(Including dividends in excess of net investment income of
$7,435,169 and $4,536,830, respectively)                                     $    458,101,582    $    488,408,646
                                                                             ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of the daily net assets not exceeding $1 billion; 0.55% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.50% to the portion of daily net assets exceeding $2 billion.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended October 31, 2004 were $238,234,393, and $290,629,735, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $193,749,857 and $225,732,453, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At October 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $7,800.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                        FOR THE YEAR
                                      MONTHS ENDED                           ENDED
                                    OCTOBER 31, 2004                     APRIL 30, 2004
                            --------------------------------    --------------------------------
                                      (UNAUDITED)
                                SHARES            AMOUNT            SHARES            AMOUNT
                            --------------    --------------    --------------    --------------
Sold                             9,603,130    $   89,626,508        48,705,797    $  466,638,947
Reinvestment of dividends          707,643         6,598,612         1,560,045        14,878,957
                            --------------    --------------    --------------    --------------
                                10,310,773        96,225,120        50,265,842       481,517,904
Redeemed                       (13,014,813)     (121,536,450)      (42,728,082)     (408,117,384)
                            --------------    --------------    --------------    --------------
Net increase (decrease)         (2,704,040)   $  (25,311,330)        7,537,760    $   73,400,520
                            ==============    ==============    ==============    ==============

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

*As of April 30, 2004, the Fund had a net capital loss carryforward of $7,680,764 of which $151,743 will expire on April 30, 2005, $1,656,930 will expire on April 30, 2006, $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011 and $2,183,130 will expire on April 30, 2012 to offset future capital gains to the extent provided by regulations.

The Fund obtained a net capital loss carryforward which currently amounts to $2,030,677 from prior year fund acquisitions. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of April 30, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year, )and book amortization of premiums on debt securities.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. EXPENSE OFFSET
The expense offset represents a reduction of the custodians fees for earnings on cash balances maintained by the Fund.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                              FOR THE SIX                                   FOR THE YEAR ENDED APRIL 30,
                             MONTHS ENDED            -------------------------------------------------------------------------
                           OCTOBER 31, 2004             2004            2003            2002            2001            2000
                           ----------------          ---------       ---------       ---------       ---------       ---------
                              (UNAUDITED)
SELECTED PER SHARE DATA:
Net asset value,
 beginning of period       $           9.41          $    9.68       $    9.59       $    9.44       $    9.20       $    9.49
                           ----------------          ---------       ---------       ---------       ---------       ---------
Income (loss) from
 investment operations:
  Net investment income                0.12               0.17            0.24            0.41            0.55            0.51
  Net realized and
   unrealized gain (loss)             (0.04)             (0.07)           0.13            0.19            0.24           (0.29)
                           ----------------          ---------       ---------       ---------       ---------       ---------
Total income from
 investment operations                 0.08               0.10            0.37            0.60            0.79            0.22
                           ----------------          ---------       ---------       ---------       ---------       ---------
Less dividends from
 net investment income                (0.18)             (0.37)          (0.28)          (0.45)          (0.55)          (0.51)
                           ----------------          ---------       ---------       ---------       ---------       ---------
Net asset value,
 end of period             $           9.31          $    9.41       $    9.68       $    9.59       $    9.44       $    9.20
                           ================          =========       =========       =========       =========       =========
TOTAL RETURN+                          0.85%(1)           0.99%           3.93%           6.50%           8.82%           2.36%
RATIOS TO AVERAGE
 NET ASSETS:
Expenses                               0.76%(2)(4)        0.85%(4)        0.84%(3)        0.80%(3)        0.80%(3)        0.80%(3)
Net investment income                  2.53%(2)           1.75%           1.90%           3.94%           5.87%           5.43%

SUPPLEMENTAL DATA:
Net assets, end of
 period, in thousands      $        458,102          $ 488,409       $ 429,409       $ 166,631       $ 109,917       $ 118,694
Portfolio turnover rate                  52%(1)            240%            217%            327%            133%             71%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                      EXPENSE     NET INVESTMENT
    PERIOD ENDED       RATIO       INCOME RATIO
    ------------       -----       ------------
    APRIL 30, 2003     0.87%           1.86%
    APRIL 30, 2002     0.92            3.82
    APRIL 30, 2001     0.92            5.75
    APRIL 30, 2000     0.90            5.33

(4) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                           LIMITED DURATION FUND


                                                               SEMIANNUAL REPORT
                                                                OCTOBER 31, 2004


[MORGAN STANLEY LOGO]


3788ORPT-RA-04-00893P-Y10/04
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Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded,

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processed, summarized and reported within the time periods specified in the
Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004